THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

SUPPLEMENT TO THE PROSPECTUSES

VARIABLE LIFE (DATED MAY 1, 2013)

VARIABLE COMPLIFE® (DATED MAY 1, 2013)

VARIABLE JOINT LIFE (DATED MAY 1, 2013)

VARIABLE EXECUTIVE LIFE (DATED MAY 1, 2013)

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

SUPPLEMENT TO THE PROSPECTUSES

CUSTOM VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2013)

EXECUTIVE VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2013)

SURVIVORSHIP VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2013)

This Supplement amends certain information contained in the Prospectuses referenced above dated May 1, 2013.

Effective July 1, 2013, in the section titled, “The Funds – Northwestern Mutual Series Fund, Inc.”, the table is amended to contain the following information:

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	The Boston Company Asset Management, LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Fayez Sarofim & Co.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	William Blair & Company, L.L.C.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company, LLP

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated June 4, 2013.